Note 12 - Property, Plant and Equipment - Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Property, plant and equipment	$ 2,163,000	$ 3,000
Property, plant and equipment	1,915,000	2,163,000
Depreciation of property, plant and equipment	420,000	103,000
Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment	2,053,000
Additions		103,000
Acquisition		1,950
Foreign exchange	12,000
Disposals	(67,000)
Property, plant and equipment	2,418,000	2,053,000
Depreciation of property, plant and equipment	420,000
Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	4,216,000	3,000
Additions	1,101,000	94,000
Acquisition		4,119,000
Foreign exchange	26,000
Disposals	(1,010,000)
Property, plant and equipment	4,333,000	4,216,000
Computer equipment [member]
Statement Line Items [Line Items]
Property, plant and equipment	198,000	3,000
Property, plant and equipment	220,000	198,000
Computer equipment [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment	327,000
Additions		24,000
Acquisition		303,000
Foreign exchange	2,000
Disposals	(4,000)
Property, plant and equipment	422,000	327,000
Depreciation of property, plant and equipment	97,000
Computer equipment [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	525,000	3,000
Additions	121,000	34,000
Acquisition		488,000
Foreign exchange	3,000
Disposals	(7,000)
Property, plant and equipment	642,000	525,000
Motor vehicles [member]
Statement Line Items [Line Items]
Property, plant and equipment	605,000
Property, plant and equipment	824,000	605,000
Motor vehicles [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment	1,027,000
Additions		45,000
Acquisition		982,000
Foreign exchange	6,000
Disposals	(63,000)
Property, plant and equipment	1,173,000	1,027,000
Depreciation of property, plant and equipment	203,000
Motor vehicles [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	1,632,000
Additions	437,000	44,000
Acquisition		1,588,000
Foreign exchange	10,000
Disposals	(82,000)
Property, plant and equipment	1,997,000	1,632,000
Plant and Equipment [Member]
Statement Line Items [Line Items]
Property, plant and equipment	1,242,000
Property, plant and equipment	759,000	1,242,000
Plant and Equipment [Member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment	650,000
Additions		31,000
Acquisition		619,000
Foreign exchange	4,000
Disposals
Property, plant and equipment	761,000	650,000
Depreciation of property, plant and equipment	107,000
Plant and Equipment [Member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	1,892,000
Additions	537,000	16,000
Acquisition		1,876,000
Foreign exchange	12,000
Disposals	(921,000)
Property, plant and equipment	1,520,000	1,892,000
Leasehold improvements [member]
Statement Line Items [Line Items]
Property, plant and equipment	115,000
Property, plant and equipment	108,000	115,000
Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment	41,000
Additions		3,000
Acquisition		38,000
Foreign exchange
Disposals
Property, plant and equipment	53,000	41,000
Depreciation of property, plant and equipment	12,000
Leasehold improvements [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	156,000
Additions	4,000
Acquisition		156,000
Foreign exchange	1,000
Disposals
Property, plant and equipment	161,000	156,000
Fixtures and fittings [member]
Statement Line Items [Line Items]
Property, plant and equipment	3,000
Property, plant and equipment	4,000	3,000
Fixtures and fittings [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment	8,000
Additions
Acquisition		8,000
Foreign exchange
Disposals
Property, plant and equipment	9,000	8,000
Depreciation of property, plant and equipment	1,000
Fixtures and fittings [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	11,000
Additions	2,000
Acquisition		11,000
Foreign exchange
Disposals
Property, plant and equipment	$ 13,000	$ 11,000